Accounts receivable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accounts receivable

10.	Accounts receivable

	2021	2020
Credit cards	$48,361	$35,882
Cargo and other travel agencies	12,998	10,052
Airlines and clearing house	19,689	6,156
Government	6,060	5,466
Trade receivables from related parties	1,832	1,429
Other	11,075	13,187

	100,015	72,172
Allowance for expected credit losses	(7,565)	(6,483)

	$92,450	$65,689

Current	92,450	64,635
Non-current	—	1,054

	$92,450	$65,689

Trade receivables are
non-interest
bearing and have maturities between 30 to 90 days.
See detail of trade receivables from related parties in note 23.
The category “Other” mainly includes receivables from miles’ partners and employees accounts.
The change in the allowance for expected credit losses in respect of accounts receivable during the year was as follows.

	2021	2020	2019
Balance at beginning of years	$(6,483)	$(5,579)	$(5,057)
Additions	(1,421)	(1,310)	(744)
Write-off	339	406	222

Balance at end of year	$(7,565)	$(6,483)	$(5,579)

The information about the credit exposures is disclosed in note 28.3.